AIP SERIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

September 29, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             AIP Series Trust

File Nos. 333-185994; 811-22789

Ladies and Gentlemen:

On behalf of AIP Series Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated July 29, 2015. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated September 22, 2015 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,

/s/ Sheri Schreck
Sheri Schreck
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti